Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Nov. 15, 2019
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
CIK	dei_EntityCentralIndexKey	0001552740
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 15, 2019
Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2019
Prospectus Date	rr_ProspectusDate	Nov. 15, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A